TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating losses	$ 63,084	$ 34,807
Impairment of funds receivable	348
Impairment of loans receivable	65
Overcharged advertising and promotion fee	90	0
Share based compensation	5,351	4,263
Less: Valuation allowance	(64,166)	(33,580)
Total deferred tax assets, net	4,915	5,490
Deferred tax liabilities
Investment basis in the PRC entities	(57,413)	(62,224)
BaoAn Acquisition - Property	(13,011)	(14,407)
Deferred tax liabilities	$ (70,424)	$ (76,631)